Key Risk Theme - Commercial Real Estate	6 Months Ended
Jun. 30, 2025
IFRS 9 Focus Areas Overview of CRE Portfolio [Abstract]
Key Risk Themes - Commercial Real Estate [text block]	Key risk themes In the following chapter, Deutsche Bank provides details on key risk themes newly emerged or in focus and thus of high relevance for the Group. Credit Risk The latest developments and key uncertainties in the first six months of 2025 are part of the bank’s ongoing credit risk management activities and governance framework. These activities include, but are not limited to, regular emerging risk reviews (amongst others U.S. tariffs, CRE, Climate Risk, geopolitical risks) as well as portfolio deep dives, day to day risk management on the level of individual borrowers, and regular model validations. None of these activities identified additional key risk themes in focus with elevated loss potential for the Group in the current quarter, other than U.S. tariffs and CRE. Automotive, which was shown as focus area in the Annual Report 2024 is now considered within U.S. tariffs U.S. tariffs There has been continued uncertainty regarding the impacts of U.S. tariffs since the new U.S. administration took office earlier in the year. The announcement of punitive reciprocal import tariffs by the U.S. administration on April 2, 2025 (“Liberation Day”) triggered significant volatility and a sharp sell-off in equity markets. This deadline has subsequently been extended to August 1, 2025. Despite the resumption of punitive tariff announcements on individual countries and potential blanket tariffs of 15% or 20% on most trade partners (up from 10%), some equity indices continued to new all-time highs by early July, including the S&P500. Reviews by the Group have been focused on lower rated clients in terms of their vulnerability to tariffs in sensitive industries based on related profit margin and demand effects. Client industries mainly in scope span across Automotives, Manufacturing & Engineering (M&E), Consumer Goods, Chemicals, Steel Metals & Mining, Technology and Healthcare & Pharma. These broader industries and portfolios across Deutsche Bank remain of a high credit quality, mainly investment grade with no material deterioration observed since tariffs were announced. The initial review performed during the first quarter of 2025 classified individual clients according to their overall direct vulnerability to tariffs, and identified any actions to be taken, including limit reductions, ratings downgrades and watchlist inclusions. The overall direct exposure to these clients with high or elevated vulnerability to tariffs is well managed with dedicated overlays still in place as of June 30, 2025. Given continued uncertainty, the Group conducted a second phase review in the second quarter to assess these clients for potential indirect, supply chain risks. Overall, the results were more benign compared to those from the direct tariff impact review as most clients benefit from supply chains which are, to a large extent, aligned to their end markets. While additional clients were captured as high or elevated risk with respect to supply chain risks, exposure is well contained. Similar to the direct tariff impact review, any actions to be taken, including limit reductions, ratings downgrades and watchlist inclusions have been identified. Although above portfolios have remained stable, clients identified as being potentially vulnerable to U.S. tariffs and any new market developments are closely monitored. As of June 30, 2025, management decided to continue with a dedicated tariffs-related overlay, extending the scope to clients with high or elevated vulnerability to supply chain risks from the second phase review mentioned above. Since macro-economic variables used as of June 30, 2025 are reflective of the current outlook and the Group’s Forward Looking Information (FLI) model appropriately captures the existing uncertainty, the broader macro-economic overlay, based on a more pessimistic outlook across U.S. macro-economic variables prior to March 31, 2025, could be discontinued. Commercial Real Estate CRE markets continue to be impacted by higher interest rates and reduced letting demand for office properties. The market stress has been most pronounced in the U.S. with a substantial decline of CRE asset values from 2022 peaks and higher office vacancy rates compared to Europe. While some broader market indexes point towards a stabilization of CRE prices, declining values can still be observed in weak office submarkets with subdued letting activity. In particular certain U.S. West Coast office markets are affected by high vacancies, weak letting activity, and downward pressure on valuations. Uncertainty about potential inflationary effects of the U.S. Government’s recent tariff and trade policy announcements has muted the outlook for interest rate cuts and could impede the recovery of CRE markets. The main risk for the portfolio is related to refinancing and extension of maturing loans which is negatively affected by the impact of higher interest rates on collateral values and debt service. CRE loans often have a significant portion of principal payable at maturity. Under current market conditions, borrowers may have difficulty obtaining a new loan to repay the maturing debt or to meet conditions that allow extension of loans. This risk is further amplified for loans in the office segment due to increased uncertainty about letting prospects and collateral values. Deutsche Bank is closely monitoring the CRE portfolio for development of such risks. The Group continues to proactively work with borrowers to address upcoming maturities to establish terms for loan amendments and extensions, which in many cases, are classified as forbearance triggering Stage 2 classification under IFRS 9. However, in certain cases, the borrower may be unable to restructure or refinance and therefore is classified as defaulted. This resulted in higher Stage 3 ECLs in 2023, 2024, and the first six months of 2025. Additionally, in the three months ending June 30, 2025, the model update outlined in the IFRS 9 Impairment section led to an increase in Stage 1 and Stage 2 ECLs in the CRE portfolio. Overall, uncertainty remains with respect to future defaults and the timing of a full recovery in the CRE markets. Within the CRE portfolio, the Group differentiates between recourse and non-recourse financing. Non-recourse financings amounting to € 33 billion as of June 30, 2025 versus € 36 billion as of December 31, 2024 rely on sources of repayment that are typically limited to the cash flows generated by the financed property, and the ability to refinance such loans may be constrained by the underlying property value and income stream generated by such property at the time of refinancing. Deutsche Bank uses bespoke portfolio stress testing for certain sub-segments of the CRE loan portfolio to obtain a more comprehensive view of potential downside risks. For the quarter ending June 30, 2025, the Group performed a bespoke portfolio stress test on a subset of the non-recourse financing portfolio deemed higher risk based on its heightened sensitivity to current CRE market stress factors, including higher interest rates, declining collateral values and elevated refinancing risk due to loan structures with a high proportion of their outstanding principal balance payable at maturity. CRE exposures not subject to the bespoke stress test include recourse financing with creditworthy borrowers/guarantors, and non-recourse financing for properties with less impacted risk drivers such as data centers and municipal social housing which benefit from strong underlying demand fundamentals The following table presents the non-recourse CRE portfolio subject to bespoke stress-test by IFRS 9 stages, region, property type and average weighted loan to value (LTV) as well as allowance and provision for credit losses recorded as of June 30, 2025, and December 31, 2024, respectively. Stress-tested CRE portfolio Jun 30, 2025 Dec 31, 2024 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 16,415 18,756 Stage 2 7,506 7,713 Stage 3 2,919 2,836 Total 26,840 29,305 thereof: North America 51% 54% Western Europe (including Germany) 41%2 39%2 Asia/Pacific 7% 7% thereof: offices 41% 42% North America 23% 24% Western Europe (including Germany) 17%3 17%3 Asia/Pacific 1% 2% thereof: residential 13% 12% thereof: hospitality 12% 10% thereof: retail 10% 10% Weighted average LTV, in % Investment Bank 64% 66% Corporate Bank 57% 56% Other Business 70% 71% Six monthsendedJun 30, 2025 Twelve monthsendedDec 31, 2024 Allowance for Credit Losses4 744 653 Provision for Credit Losses4 399 492 thereof: North America 325 400 1 Loans at amortized cost 2 Germany accounts for ca 8% of the total stress-tested CRE portfolio as of June 30, 2025 and as of December 31, 2024 3 Office loans in Germany account for 11% of total office loans in the stress-tested CRE portfolio as of June 30, 2025 and 10% as of December 31, 2024 respectively 4 Allowance for Credit Losses and Provision for Credit Losses do not include country risk allowances/provisions. The decrease in the stress-tested CRE portfolio since December 31, 2024, was € 2.5 billion mainly driven by foreign exchange rate movements and loan repayments. The average LTV in the U.S. office loan segment was 80% as of June 30, 2025, versus 81% as of December 31, 2024. LTV calculations are based on latest externally appraised values which are additionally subject to regular interim internal adjustments. While the Group is updating CRE collateral values where applicable, such values and their underlying assumptions are subject to a higher degree of fluctuation and uncertainty in the current environment of heightened market volatility and reduced market liquidity. A continuation of the current stressed market conditions could have a further adverse impact on commercial real estate property values and LTV ratios. Since the onset of the CRE market deterioration, the Group aims to assess the downside risk of additional credit losses in its higher risk non-recourse portfolio through a temporary bespoke stress testing focused on examining property value movements as basis to identify potential losses on a portfolio basis. Stressed values are derived by applying an observed market index decline (a commercial property value market index) to the appraised values plus an additional haircut, differentiated by property type and region. Implying a liquidation scenario, the stress analysis assumes a loss to occur on a loan when the stressed property value is less than the outstanding loan balance, i.e., the stress LTV beyond 100%. Based on the stress test assumptions and utilizing the stress-tested CRE portfolio of € 27 billion as of June 30, 2025, as a starting point, stress could result, in a worst case scenario, in approximately € 1.1 billion of credit losses, over multiple years based on the respective maturity profile. The allowance recorded against the stress tested portfolio was € 0.7 billion as of June 30, 2025. In a normalized stress scenario, taking into account recently observed trends and information, the bank would expect incremental provisions of € 0.4 billion over the aforementioned period. The bespoke stress test has numerous limitations, including but not restricted to lack of differentiation based on individual asset performance, specific location or asset desirability, all of which could have a material impact on potential stress losses. Furthermore, calculated stress losses are sensitive to potential further deterioration of peak-to-trough index values and assumptions about incremental haircuts, and incremental stress loss can therefore change in the future. Changes in underlying assumptions could lead to a wider range of stress results and hence the Group's bespoke stress approach should be viewed as one of multiple possible scenarios. While the stress test aims to assess potential losses in an adverse scenario, Deutsche Bank believes that based on currently available information, the ECL estimate related to the Group’s CRE portfolio is within a reasonable range and thus represents the bank’s best estimate, considering the advanced stage of the current down cycle. Climate Risk Climate transition and physical risks present growing risks to the bank’s sectoral and regional portfolios. Transition risks, defined as the risks arising from the policy, technology and behavioral changes needed to decarbonize the global economy, are expected to lead to a progressive shift away from fossil fuel-based technologies in favor of renewable energy sources. This will generate increased risks for companies with carbon intensive business models who are unable to execute on credible transition plans. Deutsche Bank is exposed to transition risks via its lending to, and other business activities with, carbon intensive clients and physical assets. Physical risks, defined as the potential for physical damage and associated financial and non-financial losses due to rising temperatures, are increasing in frequency and intensity. Deutsche Bank is exposed to physical risks via its lending to, and other business activities with, clients and physical assets in regions which are vulnerable to acute events (e.g. wildfires, hurricanes) and chronic events (e.g. rising sea levels). Managing climate transition and physical risks is a key component of the bank’s risk management and wider sustainability strategy. Climate risks are embedded into the bank’s risk frameworks and appetite, prioritizing clients and portfolios with the highest vulnerability based on a broad range of bespoke climate risk identification and classification approaches, including risk concentrations. All economic sectors are included in the analysis and the carbon-intensive sectors are subject to particular focus. A sensitivity analysis has been undertaken as part of the climate stress test that is based on reasonable ranges of potential variation for carbon prices and energy prices. The stressed ECL impacts at a one-year horizon were found to be from a single digit euro millions number for a Current Policies scenario to a low 2-digit euro million figure for a delayed transition scenario. As outlined in the Annual Report 2024, Deutsche Bank believes that ECL estimates for higher transition and physical risk exposures are within reasonable ranges and require no additional corrective measure.